Related parties (Details) - Executive Key Management Personnel of Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Direct compensation	$ 2,009	$ 1,717	$ 2,264
Share-based compensation program	$ 158	$ 83	$ 25